UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

        Report for the Calendar Year or Quarter Ended September 30, 2008

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     KS Management Corp.

Address:  11 West 42nd Street, 30th Floor
          New York, New York 10036

13F File Number: 28-11617

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Jack Swain
Title:    Chief Investment Officer/Chief Compliance Officer
Phone:    (212) 764-3500

Signature, Place and Date of Signing:


   /s/ Jack Swain                New York, New York           November 13, 2008
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                 [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            2

Form 13F Information Table Entry Total:       56

Form 13F Information Table Value Total:       96,175
                                             (thousands)

List of Other Included Managers:

No.       Form 13F File number               Name

1.        028-12162                          KS Capital Partners, L.P.
2.        028-13077                          KS International, Inc.

                                                     FORM 13F INFORMATION TABLE

COLUMN 1                           COLUMN  2    COLUMN 3    COLUMN 4        COLUMN 5       COLUMN 6    COL 7         COLUMN 8

                                                             VALUE     SHRS OR SH/ PUT/   INVESTMENT   OTHER     VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS    CUSIP       (x1000)   PRN AMT PRN CALL   DISCRETION   MNGRS  SOLE    SHARED   NONE
--------------                 --------------    -----       -------   ------- --- ----   ----------   -----  ----    ------   ----
ANHEUSER BUSCH COS INC         COM              035229103   6,446       99,360 SH         DEFINED      2       99,360
ANHEUSER BUSCH COS INC         COM              035229103   7,568      116,640 SH         DEFINED      1      116,640
BCE INC                        COM NEW          05534B760   2,716       78,614 SH         DEFINED      2       78,614
BCE INC                        COM NEW          05534B760   3,191       92,286 SH         DEFINED      1       92,286
CALIFORNIA COASTAL CMNTYS IN   COM NEW          129915203     511      234,430 SH         DEFINED      2      234,430
CALIFORNIA COASTAL CMNTYS IN   COM NEW          129915203     169       77,486 SH         DEFINED      1       77,486
DRS TECHNOLOGIES INC           COM              23330X100     989       12,880 SH         DEFINED      2       12,880
DRS TECHNOLOGIES INC           COM              23330X100   1,160       15,120 SH         DEFINED      1       15,120
FORDING CDN COAL TR            TR UNIT          345425102   2,318       27,922 SH         DEFINED      2       27,922
FORDING CDN COAL TR            TR UNIT          345425102   2,721       32,778 SH         DEFINED      1       32,778
FOUNDRY NETWORKS INC           COM              35063R100     971       53,300 SH         DEFINED      2       53,300
FOUNDRY NETWORKS INC           COM              35063R100   1,140       62,600 SH         DEFINED      1       62,600
FOUNDRY NETWORKS INC           COM              35063R100     971       53,300 SH  PUT    DEFINED      2       53,000
FOUNDRY NETWORKS INC           COM              35063R100   1,140       62,600 SH  PUT    DEFINED      1       62,600
GENENTECH INC                  COM NEW          368710406     936       10,560 SH         DEFINED      2       10,560
GENENTECH INC                  COM NEW          368710406   1,014       11,440 SH         DEFINED      1       11,440
GREENFIELD ONLINE INC          COM              395150105   1,041       59,800 SH         DEFINED      2       59,800
GREENFIELD ONLINE INC          COM              395150105   1,221       70,200 SH         DEFINED      1       70,200
GREY WOLF INC                  COM              397888108   2,161      277,730 SH         DEFINED      2      277,730
GREY WOLF INC                  COM              397888108   2,523      324,270 SH         DEFINED      1      324,270
HERCULES INC                   COM              427056106     965       48,760 SH         DEFINED      2       48,760
HERCULES INC                   COM              427056106   1,133       57,240 SH         DEFINED      1       57,240
HUNTSMAN CORP                  COM              447011107     259       20,516 SH         DEFINED      2       20,516
HUNTSMAN CORP                  COM              447011107     303       24,084 SH         DEFINED      1       24,084
HUNTSMAN CORP                  COM              447011107   1,159       92,000 SH  CALL   DEFINED      2       92,000
HUNTSMAN CORP                  COM              447011107   1,361      108,000 SH  CALL   DEFINED      1      108,000
IMCLONE SYS INC                COM              45245W109   2,268       36,340 SH         DEFINED      2       36,340
IMCLONE SYS INC                COM              45245W109   2,662       42,660 SH         DEFINED      1       42,660
IMCLONE SYS INC                COM              45245W109   1,410       22,600 SH  PUT    DEFINED      2       22,600
IMCLONE SYS INC                COM              45245W109   1,647       26,400 SH  PUT    DEFINED      1       26,400
KAISER ALUMINUM CORP           COM PAR $0.01    483007704     209        4,865 SH         DEFINED      2        4,865
KAISER ALUMINUM CORP           COM PAR $0.01    483007704     254        5,923 SH         DEFINED      1        5,923
LORAL SPACE & COMMUNICATNS L   COM              543881106     435       29,441 SH         DEFINED      2       29,441
LORAL SPACE & COMMUNICATNS L   COM              543881106     510       34,561 SH         DEFINED      1       34,561
NATIONWIDE FINL SVCS INC       CL A             638612101   1,913       38,778 SH         DEFINED      2       38,778
NATIONWIDE FINL SVCS INC       CL A             638612101   2,246       45,522 SH         DEFINED      1       45,522
NORTHWESTERN CORP              COM NEW          668074305   1,129       44,942 SH         DEFINED      2       44,942
NORTHWESTERN CORP              COM NEW          668074305   1,326       52,758 SH         DEFINED      1       52,758
PHILADELPHIA CONS HLDG CORP    COM              717528103   1,751       29,900 SH         DEFINED      2       29,900
PHILADELPHIA CONS HLDG CORP    COM              717528103   2,056       35,100 SH         DEFINED      1       35,100
ROHM & HAAS CO                 COM              775371107   3,449       49,266 SH         DEFINED      2       49,266
ROHM & HAAS CO                 COM              775371107   4,048       57,834 SH         DEFINED      1       57,834
SOLUTIA INC                    COM NEW          834376501   1,119       79,915 SH         DEFINED      2       79,915
SOLUTIA INC                    COM NEW          834376501   1,313       93,812 SH         DEFINED      1       93,812
THERMADYNE HLDGS CORP NEW      COM PAR $0.01    883435307      80        4,792 SH         DEFINED      2        4,792
THERMADYNE HLDGS CORP NEW      COM PAR $0.01    883435307      98        5,857 SH         DEFINED      1        5,857
US BANCORP DEL                 COM NEW          902973304   2,953       40,296 SH         DEFINED      2       40,296
US BANCORP DEL                 COM NEW          902973304   3,467       47,304 SH         DEFINED      1       47,304
USA MOBILITY INC               COM              90341G103     124       11,292 SH         DEFINED      2       11,292
USA MOBILITY INC               COM              90341G103     141       12,862 SH         DEFINED      1       12,862
UST INC                        COM              902911106   1,481       22,264 SH         DEFINED      2       22,264
UST INC                        COM              902911106   1,739       26,136 SH         DEFINED      1       26,136
VITAL SIGNS INC                COM              928469105   1,020       13,800 SH         DEFINED      2       13,800
VITAL SIGNS INC                COM              928469105   1,197       16,200 SH         DEFINED      1       16,200
WRIGLEY WM JR CO               COM              982526105   3,700       46,598 SH         DEFINED      2       46,598
WRIGLEY WM JR CO               COM              982526105   4,343       54,702 SH         DEFINED      1       54,702

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